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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                                     May 5, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  New England Variable Life Separate Account
          File No. 333-46401 (Enterprise Executive Advantage)
          Rule 497(j) Certification
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Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Prospectus Supplements and Statement of Additional Information ("SAI") being used for Enterprise Executive Advantage variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, Prospectus Supplements and the SAI for that product contained in the Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on April 22, 2011.

     If you have any questions, please contact me at (617) 578-4796.

                                        Sincerely,


                                        /s/ Paula J. Minella
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                                        Paula J. Minella, Esq.
                                        Counsel
                                        Metropolitan Life Insurance Company